Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2012
Summary of amounts and numbers used in calculation of net income (loss) attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2011	2012
Basic—
Net income (loss) attributable to NHI shareholders	¥(28,321)	¥4,700
Weighted average number of shares outstanding	3,627,116,186	3,682,504,520
Net income (loss) attributable to NHI shareholders per share	¥(7.81)	¥1.28

Diluted—
Net income (loss) attributable to NHI shareholders	¥(28,326)	¥4,678
Weighted average number of shares outstanding	3,626,187,054	3,746,279,139
Net income (loss) attributable to NHI shareholders per share	¥(7.81)	¥1.25

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2011	2012
Basic—
Net income (loss) attributable to NHI shareholders	¥(46,092)	¥2,809
Weighted average number of shares outstanding	3,645,882,160	3,691,932,626
Net income (loss) attributable to NHI shareholders per share	¥(12.64)	¥0.76

Diluted—
Net income (loss) attributable to NHI shareholders	¥(46,096)	¥2,793
Weighted average number of shares outstanding	3,643,409,618	3,755,137,084
Net income (loss) attributable to NHI shareholders per share	¥(12.65)	¥0.74